Goodwill - Schedule of Goodwill Allocated (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for cash-generating units [line items]
Goodwill	$ 1,621.2	$ 1,556.6
Consulting Services Canada [member]
Disclosure of information for cash-generating units [line items]
Goodwill	358.2	337.8
Consulting Services United States [member]
Disclosure of information for cash-generating units [line items]
Goodwill	1,003.7	917.7
Consulting Services Global [member]
Disclosure of information for cash-generating units [line items]
Goodwill	$ 259.3	183.2
Construction Services [member]
Disclosure of information for cash-generating units [line items]
Goodwill		$ 117.9